DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares					Fair Value
	COMMON STOCKS — 10.6%
	BANKING - 10.6%
685,000	First BanCorporation				$ 7,822,700
420,000	Popular, Inc.				24,112,200
	TOTAL COMMON STOCKS (Cost $22,633,542)				31,934,900

	EXCHANGE-TRADED FUNDS — 36.8%
	EQUITY - 36.8%
139,300	iShares MSCI EAFE ETF				9,962,736
160,000	iShares MSCI Emerging Markets ETF				6,313,600
156,000	iShares Russell 2000 ETF				27,830,400
113,400	SPDR S&P 500 ETF Trust				46,424,826
30,500	SPDR S&P China ETF				2,510,150
201,000	Vanguard FTSE Emerging Markets ETF				8,120,400
156,000	Vanguard MSCI Europe ETF				9,508,200
	TOTAL EXCHANGE-TRADED FUNDS (Cost $105,731,333)				110,670,312

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(a)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(a)
903,240	Federal National Mortgage Association Series 2011-M1 X(b),(c)	US0001M + 6.00%	1.1550	07/25/38	84,701
984	Lehman Brothers Grantor Trust Series LBGT 1993-3(d)		15.0000	10/24/23	—
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,782)				84,701

	U.S. GOVERNMENT & AGENCIES — 44.6%
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.8%(e)
305,267	Federal Home Loan Mortgage Corporation Series D97349		6.0000	09/01/25	311,833
15,108	Federal Home Loan Mortgage Corporation Series D75702		7.5000	01/01/26	15,242

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 44.6% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.8%(e) (Continued)
25,332	Federal Home Loan Mortgage Corporation Series D79168	8.0000	02/01/27	$ 25,349
608,680	Federal Home Loan Mortgage Corporation Series J20654	3.0000	08/01/27	592,050
52,991	Federal Home Loan Mortgage Corporation Series C10178	6.5000	05/01/28	54,772
150,112	Federal Home Loan Mortgage Corporation Series P51380	5.5000	03/01/36	149,954
182,975	Federal Home Loan Mortgage Corporation Series C02554	6.0000	06/01/36	188,478
4,462,918	Federal Home Loan Mortgage Corporation Series SB0645	2.0000	12/01/36	4,028,157
				5,365,835
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.5%(e)
11,593	Federal National Mortgage Association Series 426650	6.5000	03/01/24	11,972
30,073	Federal National Mortgage Association Series 426648	7.0000	04/01/24	30,057
9,526	Federal National Mortgage Association Series 426646	8.0000	10/01/24	9,512
7,777	Federal National Mortgage Association Series 426645	8.5000	10/01/24	7,764
73,136	Federal National Mortgage Association Series 426651	6.5000	03/01/26	75,526
11,356	Federal National Mortgage Association Series 511569	8.5000	07/01/26	11,319
153,560	Federal National Mortgage Association Series AE1268	3.5000	10/01/26	150,574
18,542	Federal National Mortgage Association Series 367023	7.5000	11/01/26	18,474
209,808	Federal National Mortgage Association Series AE1285	3.5000	12/01/26	205,650
27,649	Federal National Mortgage Association Series 367025	8.0000	12/01/26	27,638
622,699	Federal National Mortgage Association Series AJ1905	3.0000	02/01/27	605,833
100,057	Federal National Mortgage Association Series 426649	7.0000	02/01/27	100,776
249,134	Federal National Mortgage Association Series AI9096	3.5000	03/01/27	244,184
9,187	Federal National Mortgage Association Series 374925	7.5000	03/01/27	9,154
443,823	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	431,571
309,388	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	300,511
9,856	Federal National Mortgage Association Series 426647	7.5000	06/01/27	9,836
1,339,606	Federal National Mortgage Association Series AP1217	2.5000	07/01/27	1,289,105
479,916	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	469,952
968,685	Federal National Mortgage Association Series AR5151	2.5000	04/01/28	929,274
106,054	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	102,626
1,121,199	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	1,083,964
592,567	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	569,211
537,598	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	516,334
712,989	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	684,783
63,528	Federal National Mortgage Association Series 488061	7.0000	04/01/29	64,524

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 44.6% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.5%(e) (Continued)
657,938	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	$ 631,940
1,614,294	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	1,550,545
1,339,524	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	1,286,698
1,326,226	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	1,273,784
865,886	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	831,621
90,502	Federal National Mortgage Association Series 504137	7.5000	07/01/29	91,819
68,588	Federal National Mortgage Association Series 504148	7.5000	08/01/29	68,952
664,017	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	637,753
36,793	Federal National Mortgage Association Series 523120	7.0000	01/01/30	36,940
733,312	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	702,489
17,308	Federal National Mortgage Association Series 523123	7.5000	02/01/30	17,244
164,649	Federal National Mortgage Association Series 567014	6.5000	03/01/31	170,030
722,935	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	691,375
162,401	Federal National Mortgage Association Series 573448	6.5000	04/01/31	167,708
774,799	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	740,957
1,095,539	Federal National Mortgage Association Series AX5551	2.5000	10/01/31	1,030,453
453,568	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	433,752
754,797	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	721,821
731,538	Federal National Mortgage Association Series 695394	5.0000	06/01/33	747,336
213,381	Federal National Mortgage Association Series 850040	6.5000	06/01/36	220,875
1,640,551	Federal National Mortgage Association Series CB2736	2.5000	01/01/37	1,518,431
92,817	Federal National Mortgage Association Series 931180	5.5000	04/01/39	93,789
472,745	Federal National Mortgage Association Series 953131	4.5000	09/01/39	474,777
2,409,417	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	2,357,303
1,500,123	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	1,462,094
1,566,173	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	1,526,468
836,105	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	768,728
567,276	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	520,504
4,755,944	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	4,344,613
1,477,309	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,350,074
				34,430,997
	FEDERAL MORTGAGE OBLIGATION — 0.0%
2,338	R&G Federal Mortgage Trust Series 1993 Class I-R (d)	–	08/25/23	—

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 44.6% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.3%
4,726	Government National Mortgage Association Series 406062	7.5000	01/15/25	$ 4,716
4,832	Government National Mortgage Association Series 406065	7.5000	01/15/25	4,822
8,920	Government National Mortgage Association Series 439194	7.5000	08/15/25	8,901
39,200	Government National Mortgage Association Series 425509	8.0000	09/15/25	39,477
91,799	Government National Mortgage Association Series 705899	3.5000	01/15/26	90,402
12,817	Government National Mortgage Association Series 385183	7.5000	01/15/26	12,789
22,645	Government National Mortgage Association Series 5127	4.0000	07/20/26	21,952
262,226	Government National Mortgage Association Series 711631	3.5000	02/15/27	253,625
59,079	Government National Mortgage Association Series 5310	3.5000	02/20/27	56,067
383,196	Government National Mortgage Association Series 705941	3.0000	04/15/27	372,158
198,539	Government National Mortgage Association Series 711651	3.5000	05/15/27	191,943
808,795	Government National Mortgage Association Series 740018	3.5000	07/15/27	792,518
357,288	Government National Mortgage Association Series 705951	2.5000	08/15/27	343,401
757,927	Government National Mortgage Association Series 744440	3.5000	10/15/27	742,168
268,326	Government National Mortgage Association Series 705956	2.5000	11/15/27	257,515
29,018	Government National Mortgage Association Series 711707	2.5000	01/15/28	27,916
270,071	Government National Mortgage Association Series 767026	2.5000	02/15/28	258,827
303,685	Government National Mortgage Association Series 721979	2.5000	03/15/28	290,887
367,242	Government National Mortgage Association Series 722012	3.0000	09/15/28	355,013
316,435	Government National Mortgage Association Series 722016	2.5000	12/15/28	302,617
373,556	Government National Mortgage Association Series 722033	3.0000	06/15/29	361,278
44,184	Government National Mortgage Association Series 626932	3.0000	04/15/30	41,888
95,946	Government National Mortgage Association Series 548539	6.0000	10/15/31	97,710
356,298	Government National Mortgage Association Series 635142	3.0000	11/20/31	338,214
108,397	Government National Mortgage Association Series 636427	6.0000	11/15/34	110,504
101,580	Government National Mortgage Association Series 636567	6.0000	07/15/35	103,572
64,259	Government National Mortgage Association Series 643754	6.0000	10/15/35	65,446
169,931	Government National Mortgage Association Series 592885	6.0000	05/15/36	173,264
1,808,981	Government National Mortgage Association Series 655703	6.0000	08/15/37	1,911,491
1,367,069	Government National Mortgage Association Series 722002	3.5000	03/15/38	1,321,353
619,947	Government National Mortgage Association Series 767055	3.0000	05/15/38	577,770
656,783	Government National Mortgage Association Series 767066	3.0000	06/15/38	612,107
2,129,823	Government National Mortgage Association Series 721997	3.5000	01/15/39	2,064,321
849,330	Government National Mortgage Association Series 678638	4.5000	08/15/39	852,624

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 44.6% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.3% (Continued)
556,599	Government National Mortgage Association Series 678639	5.0000	08/15/39	$ 573,310
1,723,314	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,741,259
125,926	Government National Mortgage Association Series 719894	4.5000	09/15/39	126,655
1,001,202	Government National Mortgage Association Series 678642	5.0000	09/15/39	1,035,217
579,019	Government National Mortgage Association Series 678645	4.5000	10/15/39	585,049
442,068	Government National Mortgage Association Series 678646	5.0000	10/15/39	454,033
507,659	Government National Mortgage Association Series 678643	5.5000	11/15/39	528,223
364,606	Government National Mortgage Association Series 678660	5.0000	03/15/40	374,476
422,172	Government National Mortgage Association Series 722009	3.5000	07/15/40	408,863
1,661,121	Government National Mortgage Association Series 705892	4.0000	11/15/40	1,608,627
367,664	Government National Mortgage Association Series 705894	4.5000	11/15/40	369,793
519,314	Government National Mortgage Association Series 705937	4.0000	01/15/42	504,242
1,824,947	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,772,519
48,639	Government National Mortgage Association Series 5302	3.5000	02/20/42	45,215
1,992,856	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,866,822
1,785,676	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,666,265
1,873,304	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,748,050
1,720,824	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,671,159
938,725	Government National Mortgage Association Series 722008	3.0000	08/15/43	873,338
1,158,339	Government National Mortgage Association Series 722010	3.5000	08/15/43	1,124,909
670,256	Government National Mortgage Association Series 722011	4.0000	08/15/43	650,793
2,390,617	Government National Mortgage Association Series 722013	3.5000	09/15/43	2,321,611
639,630	Government National Mortgage Association Series 722020	3.0000	12/15/43	590,324
1,887,184	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,832,714
3,695,388	Government National Mortgage Association Series 609103	3.5000	01/15/44	3,589,191
2,159,476	Government National Mortgage Association Series 609163	3.5000	07/15/44	2,097,145
2,698,931	Government National Mortgage Association Series 609200	3.5000	10/15/44	2,621,095
1,967,977	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,795,989
2,781,877	Government National Mortgage Association Series 626921	3.0000	03/15/45	2,564,859
8,379,411	Government National Mortgage Association Series 626934	3.0000	04/20/45	7,527,609
5,385,432	Government National Mortgage Association Series 626941	3.0000	05/15/45	4,965,289
2,919,882	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,692,024
2,358,398	Government National Mortgage Association Series AE3319	3.0000	07/15/46	2,174,387
1,417,430	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,306,835

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 44.6% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.3% (Continued)
1,713,820	Government National Mortgage Association Series 635133	3.0000	10/20/46	$ 1,539,590
2,387,560	Government National Mortgage Association Series AW3558	3.0000	11/15/46	2,201,755
1,078,605	Government National Mortgage Association Series 635153	3.0000	12/20/46	983,944
2,020,127	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,854,966
2,244,770	Government National Mortgage Association Series 690625	3.0000	07/20/47	2,016,625
566,580	Government National Mortgage Association Series BC3027	3.0000	03/15/48	522,363
2,147,290	Government National Mortgage Association Series AD6371	3.0000	03/15/48	1,969,231
3,226,756	Government National Mortgage Association Series BE1665	4.0000	05/20/48	3,105,172
2,768,586	Government National Mortgage Association	4.0000	09/15/48	2,643,936
998,169	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	941,086
800,498	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	754,729
2,800,581	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,671,284
1,955,626	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,865,159
1,162,478	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	1,096,006
1,038,501	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	992,773
				94,025,764
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $142,840,295)			133,822,596

Shares
	SHORT-TERM INVESTMENT — 7.3%
	MONEY MARKET FUND - 7.3%
21,791,103	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.69% (Cost $21,791,103)(f)			21,791,103

	TOTAL INVESTMENTS - 99.3% (Cost $293,056,055)			$ 298,303,612
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%			2,058,216
	NET ASSETS - 100.0%			$ 300,361,828

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
US0001M	ICE LIBOR USD 1 Month

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
(a)	Percentage rounds to less than 0.1%.
(b)	Interest only securities.
(c)	Variable rate security; the rate shown represents the rate on March 31, 2023.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total value of these securities is $0 or 0.0% of net assets.
(e)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(f)	Rate disclosed is the seven day effective yield as of March 31, 2023.